Debt - Maturities (Q2) (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Maturities of Long-Term Debt [Abstract]
Remaining portion of 2025	$ 986,052
2026	4,218,457	$ 2,483,202
2027	2,833,142	3,102,384
2028	1,010,054	1,771,071
2029	123,780	548,093
Thereafter	2,000,000
Total	$ 11,171,485	$ 8,033,477	$ 1,555,049